Segment Reporting -Schedule of Customer Concentration Risk (Details) - Customer Concentration Risk - Revenue from Contract with Customer, Segment Benchmark	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
A
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
A
Concentration Risk [Line Items]
Concentration risk, percentage	39.00%
B
Concentration Risk [Line Items]
Concentration risk, percentage		42.00%
B
Concentration Risk [Line Items]
Concentration risk, percentage		51.00%
Blockcap
Concentration Risk [Line Items]
Concentration risk, percentage		21.00%
Blockcap
Concentration Risk [Line Items]
Concentration risk, percentage		25.00%